							    File Number 2-32773
                                               Filed Pursuant to Rule 497(e) of
                                                     the Securities Act of 1933


							       April 7, 2016


                            PIONEER CORE EQUITY FUND

                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2015


FUND SUMMARY
As of the date of this supplement, the following replaces the corresponding information under the heading "Management" in the section entitled "Fund summary":


MANAGEMENT


INVESTMENT ADVISER     Pioneer Investment Management, Inc.
PORTFOLIO MANAGEMENT   Craig Sterling, Senior Vice President and Head
                       of Equity Research, U.S. at Pioneer (portfolio
                       manager of the fund since 2015); and John
                       Peckham, Senior Vice President at Pioneer
                       (portfolio manager of the fund since 2013 and
                       its predecessor fund since 2012)

MANAGEMENT
As of the date of this supplement, the following replaces the corresponding information under the heading "Portfolio management" in the section entitled "Management":

Day-to-day management of the fund's portfolio is the responsibility of a team of equity analysts that coordinate the fundamental research on companies provided by Pioneer's research teams, which include members from one or more of Pioneer's affiliates.

Craig Sterling is a Senior Vice President and Head of Equity Research, U.S. at Pioneer. He joined Pioneer in 2015 and has served as portfolio manager of the fund since 2015. Prior to joining Pioneer, he was Managing Director and Global Head of Equity Research at EVA Dimensions LLC in New York, an independent equity research firm. Prior to June 2011, he served as a Director in the HOLT Group at Credit Suisse.

John Peckham is a Senior Vice President at Pioneer. He joined Pioneer in 2001 and has served as portfolio manager of the fund since 2013 and its predecessor fund since 2012.


                                                                   29359-00-0416
                                 (Copyright)2016 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC

                                                                   April 7, 2016


                            PIONEER CORE EQUITY FUND


             SUPPLEMENT TO THE SUMMARY PROSPECTUS DATED MAY 1, 2015


FUND SUMMARY
As of the date of this supplement, the following replaces the corresponding information under the heading "Management" in the section entitled "Fund summary":


MANAGEMENT


INVESTMENT ADVISER     Pioneer Investment Management, Inc.
PORTFOLIO MANAGEMENT   Craig Sterling, Senior Vice President and Head
                       of Equity Research, U.S. at Pioneer (portfolio
                       manager of the fund since 2015); and John
                       Peckham, Senior Vice President at Pioneer
                       (portfolio manager of the fund since 2013 and
                       its predecessor fund since 2012)

                                                                   29360-00-0416
                                 (Copyright)2016 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC